Note 5 - Goodwill and Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of Intangible Assets	$ 43.4	$ 17.8	$ 6.2